Investment Objectives and Goals	Nov. 28, 2025
CCT Thematic Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CCT Thematic Equity Fund (the “Fund”) seeks long-term capital appreciation.
KBI GLOBAL INVESTORS AQUARIUS FUND
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The KBI Global Investors Aquarius Fund (the “Fund”) seeks long-term total return, consisting of capital appreciation and income.